Goodwill and Intangible Assets - Assumptions for Our Annual Impairment Assessments of Goodwill (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Annual revenue growth rate (percentage)	2.00%
Term used to extrapolate cash flow projections	5 years
Capital Equipment CGU
Disclosure of information for cash-generating units [line items]
Annual revenue growth rate (percentage)	10.00%	13.00%	13.00%
Term used to extrapolate cash flow projections	5 years	5 years	5 years
Discount rate (percentage)	11.00%	12.00%	13.00%
Pre-tax discount rate	14.00%
A&D CGU
Disclosure of information for cash-generating units [line items]
Annual revenue growth rate (percentage)	11.00%	8.00%
Term used to extrapolate cash flow projections	5 years	5 years	5 years
Discount rate (percentage)	11.00%	11.00%	10.00%
Pre-tax discount rate	13.00%
Atrenne CGU
Disclosure of information for cash-generating units [line items]
Annual revenue growth rate (percentage)	19.00%	9.00%	4.00%
Term used to extrapolate cash flow projections	5 years	5 years	5 years
Discount rate (percentage)	10.00%	10.00%	10.00%
Pre-tax discount rate	13.00%
PCI CGU
Disclosure of information for cash-generating units [line items]
Annual revenue growth rate (percentage)	9.00%
Term used to extrapolate cash flow projections	5 years
Discount rate (percentage)	15.00%
Pre-tax discount rate	18.00%